Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Millions		Total	AEP Texas Inc. [Member]	AEP Transmission Co [Member]	Appalachian Power Co [Member]	Indiana Michigan Power Co [Member]	Ohio Power Co [Member]	Public Service Co Of Oklahoma [Member]	Southwestern Electric Power Co [Member]	Common Stock [Member]	Common Stock [Member] Appalachian Power Co [Member]	Common Stock [Member] Indiana Michigan Power Co [Member]	Common Stock [Member] Ohio Power Co [Member]	Common Stock [Member] Public Service Co Of Oklahoma [Member]	Common Stock [Member] Southwestern Electric Power Co [Member]	Additional Paid-in Capital [Member]		Additional Paid-in Capital [Member] AEP Texas Inc. [Member]	Additional Paid-in Capital [Member] AEP Transmission Co [Member]	Additional Paid-in Capital [Member] Appalachian Power Co [Member]	Additional Paid-in Capital [Member] Indiana Michigan Power Co [Member]	Additional Paid-in Capital [Member] Ohio Power Co [Member]	Additional Paid-in Capital [Member] Public Service Co Of Oklahoma [Member]	Additional Paid-in Capital [Member] Southwestern Electric Power Co [Member]	Retained Earnings [Member]		Retained Earnings [Member] AEP Texas Inc. [Member]	Retained Earnings [Member] AEP Transmission Co [Member]	Retained Earnings [Member] Appalachian Power Co [Member]	Retained Earnings [Member] Indiana Michigan Power Co [Member]	Retained Earnings [Member] Ohio Power Co [Member]	Retained Earnings [Member] Public Service Co Of Oklahoma [Member]	Retained Earnings [Member] Southwestern Electric Power Co [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] AEP Texas Inc. [Member]	Accumulated Other Comprehensive Income [Member] Appalachian Power Co [Member]	Accumulated Other Comprehensive Income [Member] Indiana Michigan Power Co [Member]	Accumulated Other Comprehensive Income [Member] Public Service Co Of Oklahoma [Member]	Accumulated Other Comprehensive Income [Member] Southwestern Electric Power Co [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Southwestern Electric Power Co [Member]	Santa Rita East [Member]	Santa Rita East [Member] Noncontrolling Interests [Member]
TOTAL MEMBER'S EQUITY				$ 4,009.5															$ 2,480.6									$ 1,528.9
Common Stock, Dividends, Per Share, Declared		$ 2.84
Beginning Balance at Dec. 31, 2019		$ 19,913.2	$ 2,961.1		$ 4,172.4	$ 2,544.4	$ 2,508.5	$ 1,373.3	$ 2,441.1	$ 3,343.4	$ 260.4	$ 56.6	$ 321.2	$ 157.2	$ 135.7	$ 6,535.6		$ 1,457.9		$ 1,828.7	$ 980.9	$ 838.8	$ 364.0	$ 676.6	$ 9,900.9		$ 1,516.0		$ 2,078.3	$ 1,518.5	$ 1,348.5	$ 851.0	$ 1,629.5	$ (147.7)	$ (12.8)	$ 5.0	$ (11.6)	$ 1.1	$ (1.3)	$ 281.0	$ 0.6
Beginning Balance, Shares at Dec. 31, 2019		514,373,631								514,400,000
Issuance of Common Stock, Value		$ 155.0								$ 15.9						139.1
Issuance of Common Stock, Shares		2,434,723								2,400,000
Capital Contributions from Member				335.0				50.0											335.0				50.0
Capital Distribution of Radial Assets to Member				(50.0)															(50.0)
Common Stock Dividends		$ (1,424.9)																							(1,415.0)	[1]
Common Stock Dividends					(200.0)	(85.0)	(87.5)																						(200.0)	(85.0)	(87.5)
Stockholders Equity ASU 2016-13 Adoption		1.8				(0.4)	0.3	(0.3)	1.6																1.8					(0.4)	0.3	(0.3)	1.6
Reverse Common Stock Split	[2]								0.0						(135.6)									135.6
Common Stock Dividends - Nonaffiliated									(1.9)																															(9.9)	(1.9)
Forward Equity Purchase Contracts Included in Current and Noncurrent Liabilities as of December 31,		(86.2)														(85.8)	[3]																							(0.4)
Acquisition																																										$ (43.7)	$ (43.7)
Net Income (Loss)		2,200.1							180.8																2,200.1								180.8
Net Income (Loss) Attributable to Noncontrolling Interests		(3.4)							2.9																															(3.4)	2.9
Net Income (Loss)		2,196.7	241.0	423.4	369.7	284.8	271.4	123.0	183.7																		241.0	423.4	369.7	284.8	271.4	123.0
Other Comprehensive Income (Loss)		62.6	3.9		2.2	4.6		(1.0)	3.2																									62.6	3.9	2.2	4.6	(1.0)	3.2
Ending Balance at Dec. 31, 2020		$ 20,774.5	3,206.0		4,344.3	2,749.2	2,692.7	1,545.6	2,627.7	$ 3,359.3	260.4	56.6	321.2	157.2	0.1	6,588.9		1,457.9		1,828.7	980.9	838.8	414.0	812.2	10,687.8		1,757.0		2,248.0	1,718.7	1,532.7	974.3	1,811.9	(85.1)	(8.9)	7.2	(7.0)	0.1	1.9	223.6	1.6
Ending Balance, Shares at Dec. 31, 2020		516,808,354								516,800,000
Dividends Paid to Member				(5.0)	(200.0)	(85.0)	(87.5)	0.0	0.0																			(5.0)
TOTAL MEMBER'S EQUITY				4,712.9															2,765.6									1,947.3
Common Stock, Dividends, Per Share, Declared		$ 3.00
Issuance of Common Stock, Value		$ 600.5								$ 49.4						551.1
Issuance of Common Stock, Shares		7,607,821								7,600,000
Capital Contributions from Member			96.0	184.0				625.0	280.0									96.0	184.0				625.0	280.0
Common Stock Dividends		$ (1,519.5)																							(1,507.7)	[1]
Common Stock Dividends					(62.5)	(250.0)	(100.0)	(20.0)																					(62.5)	(250.0)	(100.0)	(20.0)
Common Stock Dividends - Nonaffiliated									(4.8)																															(11.8)	(4.8)
Forward Equity Purchase Contracts Included in Current and Noncurrent Liabilities as of December 31,		47.8														32.6	[4]								(1.1)															16.3
Acquisition																																										$ 18.9	$ 18.9
Net Income (Loss)		2,488.1							239.0																2,488.1								239.0
Net Income (Loss) Attributable to Noncontrolling Interests		0.0							3.1																															0.0	3.1
Net Income (Loss)		2,488.1	289.8	591.7	348.9	279.8	253.6	141.1	242.1																		289.8	591.7	348.9	279.8	253.6	141.1
Other Comprehensive Income (Loss)		269.9	2.4		17.2	5.7		(0.1)	4.8																									269.9	2.4	17.2	5.7	(0.1)	4.8
Ending Balance at Dec. 31, 2021		$ 22,680.2	3,594.2		4,647.9	2,784.7	2,846.3	$ 2,291.6	3,149.8	$ 3,408.7	260.4	56.6	321.2	157.2	0.1	7,172.6		1,553.9		1,828.7	980.9	838.8	1,039.0	1,092.2	11,667.1		2,046.8		2,534.4	1,748.5	1,686.3	1,095.4	2,050.9	184.8	(6.5)	24.4	(1.3)	0.0	6.7	247.0	(0.1)
Ending Balance, Shares at Dec. 31, 2021		524,416,175						10,482,000		524,400,000
Dividends Paid to Member				(112.5)	(62.5)	(250.0)	(100.0)	$ (20.0)	0.0																			(112.5)
TOTAL MEMBER'S EQUITY				5,376.1															2,949.6									2,426.5
Common Stock, Dividends, Per Share, Declared		$ 3.17
Issuance of Common Stock, Value		$ 826.5								$ 4.4						822.1
Issuance of Common Stock, Shares		683,146								700,000
Capital Contributions from Member			4.3	72.7		7.9	1.0	3.6	350.0									4.3	72.7		7.9	1.0	3.6	350.0
Common Stock Dividends		$ (1,645.2)																							(1,628.7)	[1]
Common Stock Dividends					(37.5)	(110.0)	(45.0)	(45.0)	(105.0)																				(37.5)	(110.0)	(45.0)	(45.0)	(105.0)
Common Stock Dividends - Nonaffiliated									(3.4)																															(16.5)	(3.4)
Forward Equity Purchase Contracts Included in Current and Noncurrent Liabilities as of December 31,		56.4														56.3																								0.1
Net Income (Loss)		2,307.2							290.1																2,307.2								290.1
Net Income (Loss) Attributable to Noncontrolling Interests		(1.6)							4.2																															(1.6)	4.2
Net Income (Loss)		2,305.6	307.9	594.2	394.2	324.7	287.8	167.6	294.3																		307.9	594.2	394.2	324.7	287.8	167.6
Other Comprehensive Income (Loss)		(101.1)	(2.1)		(29.2)	1.0		1.3	(10.9)																									(101.1)	(2.1)	(29.2)	1.0	1.3	(10.9)
Ending Balance at Dec. 31, 2022		$ 24,122.4	$ 3,904.3		4,975.4	3,008.3	3,088.1	$ 2,419.1	3,674.8	$ 3,413.1	$ 260.4	$ 56.6	$ 321.2	$ 157.2	$ 0.1	$ 8,051.0		$ 1,558.2		$ 1,828.7	$ 988.8	837.8	$ 1,042.6	$ 1,442.2	$ 12,345.6		$ 2,354.7		$ 2,891.1	$ 1,963.2	$ 1,929.1	$ 1,218.0	$ 2,236.0	$ 83.7	$ (8.6)	$ (4.8)	$ (0.3)	$ 1.3	$ (4.2)	$ 229.0	$ 0.7
Ending Balance, Shares at Dec. 31, 2022		525,099,321						10,482,000		525,100,000
Dividends Paid to Member				(170.0)	$ (37.5)	$ (110.0)	(45.0)	$ (45.0)	$ (105.0)																			(170.0)
Return of Capital to Parent Equity Statement							$ (2.0)															$ (2.0)
TOTAL MEMBER'S EQUITY				$ 5,873.0															$ 3,022.3									$ 2,850.7

[1]	(a) Cash dividends declared per AEP common share were $3.17, $3.00 and $2.84 for the years ended December 31, 2022, 2021 and 2020, respectively.
[2]	(a) In August 2020, SWEPCo executed a reverse stock split with each 2,048 shares of common stock issued and outstanding being combined into one share of common stock. The common stock of SWEPCo is wholly-owned by Parent.
[3]	(b)
[4]	Includes $(121) million related to a forward equity purchase contract associated with the issuance of Equity Units. See “Equity Units” section of Note 14 for additional information.